DISCONTINUED OPERATIONS	9 Months Ended
Sep. 29, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

2.    DISCONTINUED OPERATIONS

The Company has completed various disposal transactions including: (i) the closure of the LIZ CLAIBORNE branded outlet stores in the US and Puerto Rico in January 2011; (ii) the closure of its LIZ CLAIBORNE concessions in Europe in the first quarter of 2011; (iii) the closure of its MONET concessions in Europe in December 2011; (iv) the sale of an 81.25% interest in the global MEXX business in October 2011; and (v) the sale of the KENSIE, KENSIE GIRL and MAC & JAC trademarks in October 2011.

The components of Assets held for sale and Liabilities held for sale were as follows:

In thousands	October 1, 2011
Assets held for sale:
Cash and cash equivalents	$10,808
Accounts receivable – trade, net	74,457
Inventories, net	108,135
Other assets	34,214
Assets held for sale	$227,614
Liabilities held for sale:
Short-term borrowings	$45,138
Accounts payable	67,284
Accrued expenses	89,496
Deferred income taxes	15,447
Other liabilities	11,822
Liabilities held for sale	$229,187

Summarized results of discontinued operations were as follows:

	Nine Months Ended		Three Months Ended
	September 29, 2012 (39 Weeks)	October 1, 2011 (39 Weeks)	September 29, 2012 (13 Weeks)	October 1, 2011 (13 Weeks)
In thousands
Net sales	$1,615	$618,590	$(159)	$228,224

Loss before (benefit) provision for income taxes	$(4,837)	$(90,166)	$(364)	$(22,370)
(Benefit) provision for income taxes	(1,867)	3,502	20	2,461
Loss from discontinued operations, net of income taxes	$(2,970)	$(93,668)	$(384)	$(24,831)

(Loss) income on disposal of discontinued operations, net of income taxes	$(7,895)	$(207,329)	$976	$(196,806)

The Company recorded pretax charges (benefits) of $7.9 million and $218.2 million ($207.3 million after tax) during the nine months ended September 29, 2012 and October 1, 2011, respectively, and $(1.0) million and $207.7 million ($196.8 million after tax) during the three months ended September 29, 2012 and October 1, 2011, respectively, to reflect the estimated difference between the carrying value of the net assets disposed and their estimated fair value, less costs to dispose, including transaction costs.

The Company recorded charges related to its streamlining initiatives of $5.1 million and $36.4 million during the nine months ended September 29, 2012 and October 1, 2011, respectively, and $16.9 million for the three months ended October 1, 2011, within Discontinued operations, net of income taxes on the accompanying Condensed Consolidated Statements of Operations.